UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund II

Investment Advisor:

Kopernik Global Investors, LLC

KGGIX | KGGAX

Kopernik Global All-Cap Fund

KGIIX

Kopernik International Fund

Semi-Annual Report

April 30, 2016

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2016 (Unaudited)

The Funds file their complete schedule of investments of Funds’ holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-887-4KGI; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2016 (Unaudited)

Dear Fellow Shareholders:

The six-month period under review, November 1, 2015 to April 30, 2016, saw Kopernik Global All-Cap Fund (“Fund”), Class I Shares, appreciate by 21.19%. This compares to the MSCI All Country World Index, which returned -0.94%. This follows several years that were very tough for the Fund.

Global equity markets continued to be volatile during the six-month period. Investors completely capitulated and sold off Emerging Markets and natural resources-related assets in the last quarter of 2015. Coming into 2016, we saw oil dip below $29 in February, the lowest level since 2003. The Baltic Dry Index, which tracks the price of moving major raw materials by sea, reached a historical low in February, down a massive 97.5% from the May 2008 peak. On the positive side, since beginning of 2016, gold was up 21.8% through end of April. Gold mining stocks, which the Fund has had a large exposure to since the Fund’s inception, rallied in response to the sharp rise in gold bullion price.

We embraced the market volatility during this period by finding new undervalued securities and adding to existing positions when their prices came down. We established a new position in Consol Energy, one of the largest natural gas and coal producers in the world. We bought two precious metals streaming companies, Silver Wheaton and Royal Gold. Historically, commodity streaming companies were unaffordable to us as they tended to trade at a steep premium to pure-play commodity producers. This is mainly due to the fact that they provide the upside to higher commodity prices with less exposure to cost increases, as they are not directly involved in operating mines and navigating complex political and regulatory situations. As the market capitulated and investors sold off all natural resources companies, good or bad, Silver Wheaton and Royal Gold finally came down in price, presenting a compelling buying opportunity for us. We believe this is a perfect example how heightened volatility can, once in a while, create unprecedented opportunities for patient and long-term oriented investors to buy high-quality companies at extremely attractive prices. Similarly, as oil prices collapsed, we picked up Marathon Oil, a global oil exploration and production company with vast oil reserves and low-cost US shale assets. In addition, while the market sent the Baltic Dry Index to its lowest level since the index was created more than 30 years ago in 1985, we bought a new position in Golden Ocean Group, a Norwegian-based dry bulk shipping company. We believe that the dry bulk shipping industry is at or near cyclical lows and Golden Ocean Group is more likely to survive in a consolidating industry than most of its competitors.

Year to date through April 30, gold bullion rallied by more than 20% and your gold mining stocks rose sharply in price. As prices went up, we trimmed the positions. As many of our long-term clients know, our common practice is to trim positions in response to a lower upside potential caused by a higher price, if our assessed intrinsic

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2016 (Unaudited)

value has remained unchanged. However, despite the recent price rally, we continue to see meaningful upside for our gold mining positions. Gold bullion still has a lot of price appreciation potential, trading at two-thirds of the incremental cost of future productions. Additional upside potential could occur on the back of aggressive base money creation and creative monetary policies by the world’s major central banks. We note that many gold mining companies’ fundamentals have improved due to management changes, aggressive expense reduction initiatives, and cost deflation of labor, fuel, and services. This has been somewhat offset by some poor capital allocation decisions by several gold mining holdings. We maintain the aggregated precious metals mining exposure at about 25%, the maximum industry weight allowed by our pre-set risk management parameters.

We would like to conclude this letter by sharing with you some of our thoughts on Peabody Energy and our resource investments in general. In April, Peabody Energy announced the unfortunate news that it had chosen to file Chapter 11 bankruptcy. This has proven to be perhaps our most disappointing investment in 1/3 of a century. We realize the extent to which natural gas (a major fuel competitor for utilities that can switch between burning coal or natural gas for electricity generation) prices have gone down, the Australian dollar has depreciated against the US dollar, triggering large amounts of currency hedging costs to the company, and the company’s off-balance-sheet obligations, especially the self-bonding liabilities, have impacted the company’s liquidity. Weak balance sheets and suspect management are a bad combination when bad times come, as they inevitably always do. All the same, we believe that the value of the company’s assets far exceeds the liabilities and that the company had the liquidity to handle several more tough years. Bankruptcy was, in our view, unnecessary and a misstep by Peabody’s management. Currently, we are in the worst cyclical downturn facing the coal industry, specifically, and resources in general, in decades. Certainly our resource holdings over the past three years have been costly. Yet, while it may not surprise you to learn that resources (all of the Materials and Energy holding in aggregate) have contributed positively to the portfolio this year through April, including Peabody’s decline, it may surprise you that they are positive on a trailing one year basis. Clearly, the winners have contributed more than the losers have subtracted. This has happened during a bad period for commodities. We have always believed that risks and returns should be managed on the portfolio level, rather security by security. This is especially true when prices are deeply discounted from intrinsic value. If/when things improve, the potential is substantial.

We are focused, as always, on our relentless search for value. As a money manager, we believe we offer some distinct attributes: we are employee-owned, we spend little time worrying about career risk, and we are able to withstand short-term performance pressure. Our shareholders’ interest is tightly aligned with our own as Kopernik’s principals and employees invest alongside you, our fellow shareholders. We manage the Fund’s

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2016 (Unaudited)

capacity carefully and prudently to enhance long term return potential, and we intend to stay at a relatively small level of firm AUM.

We appreciate your continued support.

Kind Regards,

Kopernik Global Investors, LLC

Definition of Comparative Indexes

Baltic Dry Index is an economic indicator issued daily by the London-based Baltic Exchange that provides an assessment of the price of moving the major raw materials by sea.

MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL
FUND
APRIL 30, 2016 (Unaudited)

Dear Fellow Shareholders:

The six-month period under review, November 1, 2015 to April 30, 2016, saw Kopernik International Fund (“Fund”), Class I shares, appreciate by 21.59%. This compares to the MSCI All Country World Ex-US Index, which returned -1.75%.

Global equity markets continued to be volatile during the six-month period. Investors completely capitulated and sold off Emerging Markets and natural resources-related assets in the last quarter of 2015. Coming into 2016, we saw oil dip below $29 in February, the lowest level since 2003. The Baltic Dry Index, which tracks the price of moving major raw materials by sea, reached a historical low in February, down a massive 97.5% from the May 2008 peak. On the positive side, since beginning of 2016, gold was up 21.8% through end of April. Gold mining stocks, which the Fund has had a large exposure to since the Fund’s inception, rallied in response to the sharp rise in gold bullion price.

We embraced the market volatility during this period by finding new undervalued securities and adding to existing positions when their prices came down. We bought two precious metals streaming companies, Silver Wheaton and Royal Gold. Historically, commodity streaming companies were unaffordable to us as they tended to trade at a steep premium to pure-play commodity producers. This is mainly due to the fact that they provide the upside to higher commodity prices with less exposure to cost increases, as they are not directly involved in operating mines and navigating complex political and regulatory situations. As the market capitulated and investors sold off all natural resources companies, good or bad, Silver Wheaton and Royal Gold finally came down in price, presenting a compelling buying opportunity for us. We believe this is a perfect example how heightened volatility can, once in a while, create unprecedented opportunities for patient and long-term oriented investors to buy high-quality companies at extremely attractive prices. Similarly, as oil prices collapsed, we picked up Marathon Oil, a global oil exploration and production company with vast oil reserves and low-cost US shale assets.

Year to date through April 30, gold bullion rallied by more than 20% and your gold mining stocks rose sharply in price. As prices went up, we trimmed the positions. As many of our long-term clients know, our common practice is to trim positions in response to a lower upside potential caused by a higher price, if our assessed intrinsic value has remained unchanged. However, despite the recent price rally, we continue to see meaningful upside for our gold mining positions. Gold bullion still has a lot of price appreciation potential, trading at two-thirds of the incremental cost of future productions. Additional upside potential could occur on the back of aggressive base money creation and creative monetary policies by the world’s major central banks. We note that many gold mining companies’ fundamentals have improved due to management changes, aggressive expense reduction initiatives, and cost deflation of labor, fuel, and

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL
FUND
APRIL 30, 2016 (Unaudited)

services. This has been somewhat offset by some poor capital allocation decisions by several gold mining holdings. We maintain the aggregated precious metals mining exposure at about 25%, the maximum industry weight allowed by our pre-set risk management parameters.

As of April 30, 2016, the Fund’s cash is at an abnormally high level of 30% of the Fund’s net assets. Our goal is to remain close to fully invested, but that is entirely predicated on finding attractive stocks to buy. If we cannot find enough value stocks to buy, we will hold cash and wait patiently for the time when something happens to create those opportunities. We are constantly searching for stocks that are absolute values, as opposed to relative values, and we won’t ever sacrifice that objective. In today’s environment we are holding more cash than typically but using history as a guide the opportunities will appear soon enough to allow us to become closer to fully invested.

We are focused, as always, on our relentless search for value. As a money manager, we believe we offer some distinct attributes: we are employee-owned, we spend little time worrying about career risk, and we are able to withstand short-term performance pressure. Our shareholders’ interest is tightly aligned with our own as Kopernik’s principals and employees invest alongside you, our fellow shareholders.

We appreciate your continued support.

Kind Regards,

Kopernik Global Investors, LLC

Definition of Comparative Indexes

Baltic Dry Index is an economic indicator issued daily by the London-based Baltic Exchange that provides an assessment of the price of moving the major raw materials by sea.

MSCI All Country World ex-US Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World ex-US Index captures large and mid-cap representation across 22 developed (excluding the United States) and 23 emerging market country indexes.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2016 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 87.5%
	Shares	Value

AUSTRALIA — 4.2%
Newcrest Mining, Ltd.*	2,300,834	$33,186,956

AUSTRIA — 0.4%
IMMOFINANZ AG	1,351,734	3,186,942

BRAZIL — 2.0%
BrasilAgro—Brasileira de Propriedades Agricolas	384,400	1,325,575
Centrais Eletricas Brasileiras SA*	919,500	2,080,020
Centrais Eletricas Brasileiras SA ADR, Cl B	2,242,274	8,341,259
SLC Agricola SA	814,300	3,691,194

		15,438,048

CANADA — 28.2%
Barrick Gold Corp.	1,080,555	20,930,350
Cameco Corp.	2,590,440	32,406,404
Denison Mines*	785,700	475,916
Dundee Corp., Cl A*	1,025,605	5,092,468
Dundee Precious Metals, Inc.*	3,638,852	8,091,494
Gabriel Resources, Ltd.*	8,461,603	1,416,224

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

CANADA — continued
Goldcorp, Inc.	427,974	$8,623,676
Ivanhoe Mines Ltd., Cl A*	14,241,522	11,804,561
Kinross Gold Corp.*	4,745,317	27,048,307
Lundin Gold, Inc.*	4,245,941	19,762,729
MEG Energy Corp.*	1,797,810	9,528,522
New Gold Inc.*	817,025	3,840,018
Northern Dynasty Minerals, Ltd. (CAD)*	8,496,132	3,656,580
Northern Dynasty Minerals, Ltd. (USD)*	4,824,257	2,035,354
Novagold Resources, Inc.*	669,727	4,346,528
Silver Standard Resources, Inc.*	841,797	7,904,474
Silver Wheaton Corp.	461,469	9,667,776
Sprott, Inc.	8,850,393	19,256,853
Turquoise Hill Resources, Ltd.*	3,323,877	9,905,153
Uranium Participation Corp.*	4,357,411	16,044,663

		221,838,050

CHILE — 0.4%
Sociedad Quimica y Minera de Chile SA ADR	135,162	2,815,424

CHINA — 2.3%
China Yurun Food Group, Ltd.*	31,597,000	5,417,630
Guangshen Railway Co., Ltd., Cl H	11,141,003	5,788,168
Hua Hong Semiconductor, Ltd.* (A)	2,847,000	2,870,159
Nam Tai Property, Inc.	303,107	1,848,953
NVC Lighting Holding, Ltd.	19,225,203	2,032,341

		17,957,251

FRANCE — 3.9%
Areva SA*	1,032,751	5,321,508
Electricite de France SA	1,792,026	25,741,958

		31,063,466

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

GREECE — 0.4%
Diana Shipping, Inc.*	950,400	$3,288,384

HONG KONG — 0.7%
Guoco Group, Ltd.	301,000	3,315,816
Luks Group Vietnam Holdings Co., Ltd.	5,417,000	1,885,534

		5,201,350

ITALY — 0.4%
ERG SpA	247,305	3,214,070

JAPAN — 9.3%
Japan Digital Laboratory Co., Ltd.	232,700	3,158,235
Japan Steel Works, Ltd.	6,338,315	25,224,853
Kamigumi Co., Ltd.	377,000	3,398,923
Kurita Water Industries, Ltd.	132,700	3,261,876
Mitsubishi Corp.	492,400	8,516,358
Mitsui & Co., Ltd.	1,381,400	17,237,290
Organo Corp.	1,855,000	7,162,389
Sanshin Electronics Co., Ltd.	226,400	1,878,998
West Japan Railway Co.	47,800	2,963,844

		72,802,766

LEBANON — 0.3%
Solidere GDR (A)	42,171	429,723
Solidere GDR	158,704	1,634,651

		2,064,374

NORWAY — 0.8%
Golden Ocean Group, Ltd.*	8,709,289	6,381,739

POLAND — 0.3%
Kernel Holding SA	158,823	2,140,831

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

RUSSIA — 17.3%
Etalon Group, Ltd. GDR	1,625,111	$3,705,253
Federal Grid Unified Energy System PJSC*	15,404,703,423	23,889,614
Gazprom PAO ADR	6,291,486	32,514,399
Lukoil PJSC ADR	122,350	5,185,805
Mobile TeleSystems PJSC	1,542,601	6,025,367
Moscow Exchange MICEX-RTS PJSC	3,173,634	5,005,005
Protek OJSC	2,246,550	3,211,711
RusHydro PJSC ADR	19,336,312	19,723,038
Sberbank of Russia PJSC ADR	3,372,130	27,030,994
Yandex NV, Cl A*	461,111	9,438,942

		135,730,128

SINGAPORE — 1.6%
Golden Agri-Resources, Ltd.	41,338,800	12,295,438

SOUTH AFRICA — 1.2%
Impala Platinum Holdings, Ltd.*	2,351,253	9,745,099

SOUTH KOREA — 2.8%
Hyundai Motor Co.	27,246	3,431,456
KT Corp.	495,399	13,282,815
KT Corp. ADR	398,660	5,425,763

		22,140,034

UKRAINE — 2.2%
Astarta Holding NV*	403,961	4,974,172
MHP SA GDR	1,284,540	11,817,768
MHP SA GDR (A)	44,627	410,569

		17,202,509

UNITED STATES — 8.8%
Cloud Peak Energy, Inc.*	1,747,210	3,861,334
CONSOL Energy	706,190	10,628,160

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares/ Face Amount		Value

UNITED STATES — continued
KBR Inc.		160,670	$2,500,025
Pandora Media Inc.*		1,570,184	15,591,927
Peabody Energy		319,528	543,198
Royal Gold		240,418	15,054,975
Safe Bulkers Inc.		1,810,141	2,244,575
SkyWest, Inc.		591,529	13,900,931
Tsakos Energy Navigation, Ltd.		823,090	5,234,852

			69,559,977

TOTAL COMMON STOCK (Cost $746,445,271)			687,252,836

PREFERRED STOCK — 2.4%
BRAZIL — 2.4%
Centrais Eletricas Brasileiras SA, Cl B		5,087,200	19,036,785

TOTAL PREFERRED STOCK (Cost $22,105,885)			19,036,785

CONVERTIBLE BONDS — 0.6%
CANADA — 0.6%
Gabriel Resources, Ltd. 8.000%, 06/30/19 (B)	CAD	11,758,000	4,685,582

INDIA — 0.0%
REI Agro, Ltd. 5.500%, 11/13/14 (A) (C)		$723,000	36,150

TOTAL CONVERTIBLE BONDS (Cost $11,566,862)			4,721,732

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2016 (Unaudited)

WARRANTS — 0.0%
	Number of Warrants/ Number of Rights	Value

CANADA — 0.0%
Gabriel Resources, Ltd., Expires 06/30/19* (A) (B) (Cost $—)	4,679,684	$37,297

RIGHTS — 0.0%
CANADA — 0.0%
Gabriel Resources, Ltd., Expires 06/30/19* (A) (B) (Cost $—)	11,758	—

TOTAL INVESTMENTS — 90.5% (Cost $780,118,018)		711,048,650
Other Assets and Liabilities, Net — 9.5%		74,843,596

NET ASSETS — 100.0%		$785,892,246

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2016 was $3,783,898 and represented 0.5% of net assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2016, was $4,722,879 and represented 0.6% of net assets.
(C)	Security in default on interest payments.
ADR —	American Depositary Receipt
CAD —	Canadian Dollar
Cl —	Class
GDR —	Global Depositary Receipt
Ltd. —	Limited
OJSC —	Open Joint Stock Company
PJSC —	Public Joint Stock Company
USD —	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2016 (Unaudited)

The list of inputs used to value the Fund’s net assets as of April 30, 2016 is as follows:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$33,186,956	$—	$—	$33,186,956
Austria	3,186,942	—	—	3,186,942
Brazil	15,438,048	—	—	15,438,048
Canada	221,838,050	—	—	221,838,050
Chile	2,815,424	—	—	2,815,424
China	17,957,251	—	—	17,957,251
France	31,063,466	—	—	31,063,466
Greece	3,288,384	—	—	3,288,384
Hong Kong	5,201,350	—	—	5,201,350
Italy	3,214,070	—	—	3,214,070
Japan	—	72,802,766	—	72,802,766
Lebanon	2,064,374	—	—	2,064,374
Norway	6,381,739	—	—	6,381,739
Poland	2,140,831	—	—	2,140,831
Russia	135,730,128	—	—	135,730,128
Singapore	12,295,438	—	—	12,295,438
South Africa	9,745,099	—	—	9,745,099
South Korea	22,140,034	—	—	22,140,034
Ukraine	17,202,509	—	—	17,202,509
United States	69,559,977	—	—	69,559,977

Total Common Stock	614,450,070	72,802,766	—	687,252,836
Preferred Stock	19,036,785	—	—	19,036,785
Convertible Bonds	—	36,150	4,685,582	4,721,732
Warrants	—	—	37,297	37,297
Rights	—	—	—	—

Total Investments in Securities	$633,486,855	$72,838,916	$4,722,879	$711,048,650

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of foreign market price movements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2016 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible Bond	Warrants	Rights	Total
Beginning Balance as of November 1, 2015	$6,755,275	$35,789	$—	$6,791,064
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in appreciation/(depreciation)	(2,069,693)	1,508	—	(2,068,185)
Purchases	—	—	—	—
Sales	—	—	—	—
Amortization sold	—	—	—	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—

Ending Balance as of April 30, 2016	$4,685,582	$37,297	$—	$4,722,879

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(2,069,693)	$1,508	$—	$(2,068,185)

Amounts designated as “—” are either $0 or have been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of April 30, 2016, securities with a total value $72,802,766 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2 assets for the period ended April 30, 2016. All other transfers were considered to have occurred as of the end of the period.

For the period ended April 30, 2016, there were no transfers between Level 1 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL
FUND
APRIL 30, 2016 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 66.5%
	Shares	Value

AUSTRALIA — 4.5%
Newcrest Mining, Ltd.*	4,969	$71,672

AUSTRIA — 1.4%
IMMOFINANZ AG	9,770	23,034

BRAZIL — 2.4%
BR Malls Participacoes SA	4,800	23,782
Centrais Eletricas Brasileiras SA*	1,100	2,488
Centrais Eletricas Brasileiras SA ADR*	5,233	11,565

		37,835

CANADA — 22.7%
Barrick Gold Corp.	3,937	76,261
Cameco Corp.	4,656	58,246
Goldcorp, Inc.	1,695	34,154
Kinross Gold Corp.*	4,860	27,702
MEG Energy Corp.*	4,471	23,697
New Gold Inc.*	5,088	23,914
Novagold Resources, Inc.*	7,102	46,092

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL
FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

CANADA — continued
Silver Wheaton Corp.	2,772	$58,073
Turquoise Hill Resources, Ltd.*	4,447	13,252

		361,391

CHILE — 0.3%
Sociedad Quimica y Minera de Chile SA ADR	200	4,166

CHINA — 4.3%
China Shenhua Energy Co., Ltd., Cl H	9,500	16,068
Guangshen Railway Co., Ltd., Cl H	34,000	17,665
Hua Hong Semiconductor, Ltd.* (A)	17,000	17,138
K Wah International Holdings, Ltd.	21,000	10,179
PAX Global Technology	9,000	7,785

		68,835

FRANCE — 0.2%
Areva SA*	668	3,442

JAPAN — 3.4%
Japan Steel Works, Ltd.	5,000	19,370
Kamigumi Co., Ltd.	2,000	17,932
Mitsubishi Corp.	300	5,043
Mitsui & Co., Ltd.	500	6,107
West Japan Railway Co.	100	6,037

		54,489

RUSSIA — 16.0%
Gazprom PAO	27,616	71,829
LSR Group PJSC	630	6,312
Lukoil PJSC	639	27,149
Mail.Ru Group, Ltd. GDR*	961	19,460
Mobile TeleSystems PJSC	6,245	24,393
RusHydro PJSC*	1,380,872	14,714

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL
FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
RUSSIA — continued
Sberbank of Russia PJSC	30,341	$57,874
Yandex NV, Cl A*	1,572	32,179

		253,910

SINGAPORE — 1.7%
Golden Agri-Resources, Ltd.	91,900	27,334

SOUTH AFRICA — 1.4%
Gold Fields, Ltd.	3,040	13,813
Impala Platinum Holdings, Ltd.*	2,159	8,948

		22,761

SOUTH KOREA — 3.1%
Hyundai Motor Co.	12	1,511
Hyundai Motor Co. GDR	222	9,369
KT Corp.	193	5,175
KT Corp. ADR	2,401	32,677

		48,732

UKRAINE — 1.8%
MHP SA GDR	3,026	27,839

UNITED STATES — 3.3%
Marathon Oil	259	3,649
Royal Gold	783	49,032

		52,681

TOTAL COMMON STOCK (Cost $839,185)		1,058,121

TOTAL INVESTMENTS — 66.5% (Cost $839,185)		1,058,121
Other Assets and Liabilities, Net — 33.5%		532,317

NET ASSETS — 100.0%		$1,590,438

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL
FUND
APRIL 30, 2016 (Unaudited)

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2016 was $17,138 and represented 1.1% of net assets.
ADR —	American Depositary Receipt
Cl —	Class
GDR —	Global Depositary Receipt
Ltd. —	Limited
PJSC —	Public Joint Stock Company

The list of inputs used to value the Fund’s net assets as of April 30, 2016 is as follows:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$71,672	$—	$—	$71,672
Austria	23,034	—	—	23,034
Brazil	37,835	—	—	37,835
Canada	361,391	—	—	361,391
Chile	4,166	—	—	4,166
China	68,835	—	—	68,835
France	3,442	—	—	3,442
Japan	—	54,489	—	54,489
Russia	253,910	—	—	253,910
Singapore	27,334	—	—	27,334
South Africa	22,761	—	—	22,761
South Korea	48,732	—	—	48,732
Ukraine	27,839	—	—	27,839
United States	52,681	—	—	52,681

Total Common Stock	1,003,632	54,489	—	1,058,121

Total Investments in Securities	$1,003,632	$54,489	$—	$1,058,121

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of foreign market price movements.

Amounts designated as “—” are either $0 or have been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of April 30, 2016, securities with a total value $54,489 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2 assets for the

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL
FUND
APRIL 30, 2016 (Unaudited)

period ended April 30, 2016. All other transfers were considered to have occurred as of the end of the period.

For the period ended April 30, 2016, there were no transfers between Level 1 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2016 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Kopernik Global All- Cap Fund	Kopernik International Fund
Assets:
Investments, at Value (Cost $780,118,018 and $839,185)	$711,048,650	$1,058,121
Cash Equivalent	59,650,314	473,470
Foreign Currency, at Value (Cost $– and $7)	—	7
Receivable for Investment Securities Sold	14,140,245	35,504
Receivable for Capital Shares Sold	3,439,411	—
Dividend and Interest Receivable	1,296,969	1,554
Reclaim Receivable	440,862	151
Deferred Offering Costs	—	8,081
Receivable due from Adviser	—	11,866
Prepaid Expenses	25,147	16,251

Total Assets	790,041,598	1,605,005

Liabilities:
Payable for Investment Securities Purchased	2,487,531	—
Payable for Capital Shares Redeemed	923,282	—
Payable due to Adviser	548,419	—
Payable due to Administrator	49,259	2,049
Foreign Currency Payable, at Value (Proceeds $36,870 and $–)	36,180	—
Distribution Fees Payable (Class A Shares)	11,320	—
Payable due to Trustees	3,951	9
Chief Compliance Officer Fees Payable	2,642	—
Other Accrued Expenses and Other Payables	86,768	12,509

Total Liabilities	4,149,352	14,567

Net Assets	$785,892,246	$1,590,438

Net Assets Consist of:
Paid-in Capital	$940,783,495	$1,368,863
Distributions in Excess of Net Investment Income	(1,084,489)	(1,570)
Accumulated Net Realized Gain (Loss) on Investments, Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(84,902,056)	4,077
Net Unrealized Appreciation (Depreciation) on Investments	(69,069,368)	218,936
Net Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	164,664	132

Net Assets	$785,892,246	$1,590,438

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2016 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES — continued
	Kopernik Global All- Cap Fund	Kopernik International Fund
Class A Shares:
Net Assets	$60,062,774	N/A
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	6,625,062	N/A
Net Asset Value Per Share*	$9.07	N/A

Maximum Offering Price Per Share ($9.07/94.25%)	$9.62	N/A

Class I Shares:
Net Assets	$725,829,472	$1,590,438
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	80,302,758	141,634
Net Asset Value Offering and Redemption Price, Per Share	$9.04	$11.23

*	Class A Shares are subject to a maximum contingent deferred sales charge of 0.75% if shares are redeemed within 18 months of purchase.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2016 (Unaudited)

STATEMENTS OF OPERATIONS
	Kopernik Global All- Cap Fund	Kopernik International Fund
Investment Income:
Dividends	$4,480,019	$6,681
Interest	349,322	44
Less: Foreign Taxes Withheld	(527,416)	(737)

Total Investment Income	4,301,925	5,988

Expenses:
Investment Advisory Fees	2,813,909	5,629
Administration Fees	268,615	12,443
Distribution Fees (Class A Shares)	68,685	—
Chief Compliance Officer Fees	3,636	80
Trustees’ Fees	9,767	20
Custodian Fees	106,690	3,175
Transfer Agent Fees	72,051	11,600
Registration and Filing Fees	21,696	2,792
Legal Fees	20,619	39
Printing Fees	20,614	2,518
Audit Fees	12,278	11,502
Offering Costs — Note 2	—	23,997
Other Expenses	10,328	1,007

Total Expenses	3,428,888	74,802

Less:
Advisory Waiver Recapture — Note 5	80,255	—
Investment Advisory Fee Waiver	—	(5,629)
Reimbursement from Adviser	—	(62,285)
Fees Paid Indirectly — Note 4	(634)	(3)

Net Expenses	3,508,509	6,885

Net Investment Income (Loss)	793,416	(897)

Net Realized Gain (Loss) on:
Investments	(14,866,440)	27,908
Foreign Currency Transactions	(137,672)	(140)

Net Realized Gain (Loss)	(15,004,112)	27,768

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	148,406,689	263,862
Foreign Currency Transactions	188,262	133

Net Change in Unrealized Appreciation	148,594,951	263,995

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	133,590,839	291,763

Net Increase in Net Assets Resulting from Operations	$134,384,255	$290,866

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Income	$793,416	$2,340,349
Net Realized Loss on Investments and Foreign Currency Transactions	(15,004,112)	(60,572,632)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	148,594,951	(58,601,180)

Net Increase (Decrease) in Net Assets Resulting From Operations	134,384,255	(116,833,463)

Dividends:
Dividends from Net Investment Income
Class A Shares	(186,893)	(431,372)
Class I Shares	(4,211,820)	(5,395,824)
Distributions from Net Capital Gains
Class A Shares	—	(1,166)
Class I Shares	—	(6,390)

Total Dividends and Distributions	(4,398,713)	(5,834,752)

Capital Share Transactions(1):
Class A Shares
Issued	12,208,161	52,022,102
Reinvestment of Distributions	117,701	360,375
Redeemed	(39,177,838)	(141,056,853)

Net Class A Share Transaction	(26,851,976)	(88,674,376)

Class I Shares
Issued	119,541,693	558,308,038
Reinvestment of Distributions	2,549,112	3,184,064
Redeemed	(152,203,529)	(581,082,154)

Net Class I Share Transaction	(30,112,724)	(19,590,052)

Net Decrease in Net Assets From Capital Share Transactions	(56,964,700)	(108,264,428)

Total Increase (Decrease) in Net Assets	73,020,842	(230,932,643)

Net Assets:
Beginning of Period	712,871,404	943,804,047

End of Period (including Undistributed (Distributions in Excess of) Net Investment Income of $(1,084,489) and $2,520,808, respectively)	$785,892,246	$712,871,404

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL
FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015*
Operations:
Net Investment Loss	$(897)	$(144)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	27,768	(22,390)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	263,995	(44,927)

Net Increase (Decrease) in Net Assets Resulting From Operations	290,866	(67,461)

Dividends:
Dividends from Net Investment Income
Class I Shares	(1,830)	—

Total Dividends and Distributions	(1,830)	—

Capital Share Transactions(1):
Class I Shares
Issued	233,317	1,133,850
Reinvestment of Distributions	1,830	—
Redeemed	(134)	—

Net Class I Share Transaction	235,013	1,133,850

Net Increase in Net Assets From Capital Share Transactions	235,013	1,133,850

Total Increase in Net Assets	524,049	1,066,389

Net Assets:
Beginning of Period	1,066,389	—

End of Period (including Undistributed (Distributions in Excess of) Net Investment Income of $(1,570) and $1,157, respectively)	$1,590,438	$1,066,389

*	Commenced operations on June 30, 2015.

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period

	Class A Shares
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$7.52		$8.69	$10.00

Income (Loss) from Investment Operations:
Net Investment Income**	0.00	^	0.00 ^	0.07
Net Realized and Unrealized Gain (Loss)	1.58		(1.12)	(1.38)

Total from Investment Operations	1.58		(1.12)	(1.31)

Dividends and Distributions:
Net Investment Income	(0.03)		(0.05)	—
Net Capital Gains	—		(0.00)^	—

Total Dividends and Distributions	(0.03)		(0.05)	—

Net Asset Value, End of Period	$9.07		$7.52	$8.69

Total Return†	21.10%		(12.95)%	(13.10)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$60,063		$78,531	$183,317
Ratio of Expenses to Average Net Assets(1)	1.35	%††(2)	1.35%	1.35	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptures Fees and Fees Paid Indirectly)	1.32	%††	1.36%	1.38	%††
Ratio of Net Investment Income to Average Net Assets	0.05	%††	0.05%	0.68	%††
Portfolio Turnover Rate	15	%†††	60%	42	%†††

*	Commenced operations November 1, 2013.

**	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

†††	Portfolio turnover rate is for the period indicated and has not been annualized.

^	Amount represents less than $0.01 per share.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

FINANCIAL HIGHLIGHTS — continued
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period

	Class I Shares
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$7.52		$8.71	$10.00

Income (Loss) from Investment Operations:
Net Investment Income**	0.01		0.03	0.07
Net Realized and Unrealized Gain (Loss)	1.57		(1.13)	(1.36)

Total from Investment Operations	1.58		(1.10)	(1.29)

Dividends and Distributions:
Net Investment Income	(0.06)		(0.09)	(0.00	)^
Net Capital Gains	—		(0.00)^	—

Total Dividends and Distributions	(0.06)		(0.09)	(0.00	)^

Net Asset Value, End of Period	$9.04		$7.52	$8.71

Total Return†	21.19%		(12.72)%	(12.89)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$725,829		$634,340	$760,487
Ratio of Expenses to Average Net Assets(1)	1.10	%††(2)	1.10%	1.10	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptures Fees and Fees Paid Indirectly)	1.08	%††	1.12%	1.13	%††
Ratio of Net Investment Income to Average Net Assets	0.27	%††	0.35%	0.68	%††
Portfolio Turnover Rate	15	%†††	60%	42	%†††

*	Commenced operations November 1, 2013.

**	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

†††	Portfolio turnover rate is for the period indicated and has not been annualized.

^	Amount represents less than $0.01 per share.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL
FUND

FINANCIAL HIGHLIGHTS — concluded
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period

	Class I Shares
	Six Months Ended April 30, 2016 (Unaudited)		Period Ended October 31, 2015*
Net Asset Value, Beginning of Period	$9.25		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss**	(0.01)		(0.00	)^
Net Realized and Unrealized Gain (Loss)	2.00		(0.75)

Total from Investment Operations	1.99		(0.75)

Dividends and Distributions:
Net Investment Income	(0.01)		—

Total Dividends and Distributions	(0.01)		—

Net Asset Value, End of Period	$11.23		$9.25

Total Return†	21.59%		(7.50)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,590		$1,066
Ratio of Expenses to Average Net Assets(1)	1.10	%††	1.10	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	11.97	%††	20.41	%††
Ratio of Net Investment Loss to Average Net Assets	(0.14	)%††	(0.04	)%††
Portfolio Turnover Rate	19	%†††	26	%†††

*	Commenced operations June 30, 2015.

**	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

†††	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2016

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 funds. The financial statements herein are those of the Kopernik Global All-Cap Fund and Kopernik International Fund (each a “Fund” and collectively the “Funds”). The investment objective of the Funds is long-term growth of capital. The Kopernik Global All-Cap Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The Kopernik International Fund is diversified. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2016

such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2016, the total market value of securities in the Kopernik Global All-Cap Fund valued in accordance with fair value procedures was $4,722,879 or 0.6% of the Fund’s net assets. As of April 30, 2016, Kopernik International Fund had no fair valued securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset values. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate net asset values if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Kopernik Global Investors, LLC (the “Adviser”), of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2016

exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2016

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2016, all Level 3 investments’ fair value is based on third party pricing information from independent brokers without adjustment.

For the six months ended April 30, 2016, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2016, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2016

obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are accreted and amortized.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. There were no forward foreign currency contracts for the six months ended April 30, 2016.

Cash Equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
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apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds. As of April 30, 2016, the remaining amount still to be amortized for the Kopernik International Fund was $8,081.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2016, the Kopernik Global All-Cap Fund and Kopernik International Fund were charged $268,615 and $12,443, respectively, for these services.

The Kopernik Global All-Cap Fund adopted a distribution plan for Class A Shares that allows the Fund to pay for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time, these fees will increase the cost of your investment. The annual distribution and service fees for Class A Shares of the Fund is 0.25% of the average daily net assets of the Fund’s Class A Shares.

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DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

During the six months ended April 30, 2016, the Kopernik Global All-Cap Fund and Kopernik International Fund earned cash management credits of $634 and $3, respectively, which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.90% of the Funds’ average daily net assets. The Adviser has contractually agreed (effective November 1, 2013 for the Kopernik Global All-Cap Fund and June 30, 2015 for the Kopernik International Fund) to reduce its fees and/or reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.35% of the Funds’ Class A Shares’ average daily net assets and 1.10% of the Funds’ Class I Shares’ average daily net assets until February 28, 2017 (the “Contractual Expense Limit”). As of April 30, 2016, Class A Shares for the Kopernik International Fund have not yet commenced operations. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may receive from the Funds the difference between the total annual fund operating expenses (not including excluded expenses) and the Contractual Expense Limit to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any other agreement) was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2017.

As of April 30, 2016, fees for the Kopernik Global All-Cap Fund which were previously waived by the Adviser that can be recaptured, up to the expense cap in place at the time the expenses were waived, were $40,677, expiring in 2017, $199,872, expiring in 2018 and $54,236, expiring in 2019. As of April 30, 2016, fees for the Kopernik International Fund which were previously waived by the Adviser that can be recaptured, up to the expense cap in place at the time the expenses were waived, were $136,118, expiring in 2019. For the six months ended April 30, 2016, the Adviser recaptured previously waived fees of $80,255 for the Kopernik Global All-Cap Fund.

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6. Share Transactions:

Kopernik Global All-Cap Fund	Six-Month Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Shares Transactions:
Class A Shares
Issued	1,787,867	6,407,873
Reinvestment of Distributions	17,158	44,411
Redeemed	(5,628,460)	(17,099,016)

Decrease in Class A Shares	(3,823,435)	(10,646,732)

Class I Shares
Issued	17,088,092	69,877,387
Reinvestment of Distributions	373,223	400,509
Redeemed	(21,568,864)	(73,172,095)

Decrease in Class I Shares	(4,107,549)	(2,894,199)

Kopernik International Fund	Six-Month Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015*
Shares Transactions:
Class I Shares
Issued	26,196	115,246
Reinvestment of Distributions	206	—
Redeemed	(14)	—

Increase in Class I Shares	26,388	115,246

*	Commenced operations on June 30, 2015.

7. Investment Transactions:

For the six months ended April 30, 2016, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Kopernik Global All-Cap Fund	$91,266,958	$174,918,161
Kopernik International Fund	211,586	160,823

There were no purchases or sales of long term U.S. Government securities.

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8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared for the Kopernik Global All-Cap Fund during the year ended October 31, 2015 were as follows:

Ordinary Income
2015	$5,834,752
2014	23,173

As of October 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Kopernik Global All-Cap Fund	Kopernik International Fund
Undistributed Ordinary Income	$3,786,437	$1,819
Capital Loss Carryforwards	(53,762,239)	(23,450)
Unrealized Depreciation	(234,900,989)	(45,830)

Total Accumulated Losses	$(284,876,791)	$(67,461)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Kopernik Global All-Cap Fund	$40,245,862	$13,516,377	$53,762,239
Kopernik International Fund	23,450	—	23,450

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales and passive foreign investment companies. Wash sale loss deferrals cannot be used for Federal income tax purposes in the current year and have

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
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been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Funds at April 30, 2016, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Kopernik Global All-Cap Fund	$780,118,018	$98,787,021	$(167,856,389)	$(69,069,368)
Kopernik International Fund	839,185	254,758	(35,822)	218,936

9. Concentration of Risks:

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

10. Other:

At April 30, 2016, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders was as follows:

	No. of Shareholders	% Ownership
Kopernik Global All-Cap Fund, Class A Shares	3	65%
Kopernik Global All-Cap Fund, Class I Shares	2	66%
Kopernik International Fund, Class I Shares	4	85%

42% of the Kopernik International Fund’s Class I Shares outstanding were held by an affiliate of the Investment Adviser.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
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11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2015 to April 30, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Kopernik Global All-Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,211.00	1.35%	$7.42
Class I Shares	1,000.00	1,211.90	1.10	6.05

Hypothetical 5% Return
Class A Shares	$1,000.00	$1,018.15	1.35%	$6.77
Class I Shares	1,000.00	1,019.39	1.10	5.52
Kopernik International Fund
Actual Fund Return
Class I Shares	$1,000.00	$1,215.90	1.10%	$6.06

Hypothetical 5% Return
Class I Shares	$1,000.00	$1,019.39	1.10%	$5.52

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half period shown).

Kopernik Funds

P.O. Box 219009

Kansas City, MO 64121-9009

855-887-4KGI

Adviser:

Kopernik Global Investors, LLC

Two Harbour Place

302 Knights Run Avenue, Suite 1225

Tampa, Florida 33602

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

KGI-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016